CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (42,925)	$ (3,228)	$ (8,774)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	3,062	3,183	3,346
Loss (gain) on disposal of property and equipment	14	(37)	(11)
Gains on sales of marketable securities	0	(6)	(41)
Grants recognized in other income and income from operations	(676)	(975)	(3,227)
Remeasurement of acquisition liabilities (Note 25)	28,135	(18,834)	0
Interest expense on debt related to the royalty agreements (Note 25)	1,990	0	0
Impairment of assets	0	7,170	0
Calculated interest on amortized method (Note 25)	712
Change in deferred tax	(11,320)	(4,758)	0
Stock compensation expense	2,029	3,040	2,779
Increase (decrease) in cash from:
Accounts receivable	(512)	2,610	(464)
Inventory	(2,186)	176	(917)
Prepaid expenses and other current assets	315	800	856
Research and development tax credit receivable	665	(6,642)	(3,938)
Accounts payable	1,318	(613)	(825)
Deferred revenue	(14)	(4,984)	856
Accrued expenses	1,211	(742)	(491)
Other current liabilities	(517)	(682)	399
Other long-term assets and liabilities	(1,977)	1,383	129
Net cash used in operating activities	(20,676)	(23,139)	(10,323)
Cash flows from investing activities:
Purchases of property and equipment	(1,029)	(1,069)	(1,903)
Proceeds from disposal of property and equipment	1,006	67	185
Proceeds from sales of marketable securities	7,152	18,246	26,382
Purchase of marketable securities	(1,085)	(3,567)	(25,015)
Cash transferred on acquisition	0	1,771
Net cash provided by (used in) investing activities	6,044	15,448	(351)
Cash flows from financing activities:
Reimbursment of loans or conditional grants	(475)	(223)	(1,910)
Proceeds from loans or conditional grants (Note 25)	19,333	6,668	7,855
Principal payments on capital lease obligations	(77)	(97)	(96)
Earn-out payment for acquisition (Note 25)	(907)	0	0
Cash proceeds from issuance of ordinary shares and warrants	400	607	296
Net cash provided by financing activities	18,274	6,955	6,145
Effect of exchange rate changes on cash and cash equivalents	252	22	(199)
Net increase (decrease) in cash and cash equivalents	3,894	(714)	(4,728)
Cash and cash equivalents, beginning of year	2,742	3,456	8,184
Cash and cash equivalents, end of year	6,636	2,742	3,456
Supplemental disclosures of cash flow information:
Income tax paid	153	56	0
Interest paid	1,701	118	73
The supplemental schedule of non cash investing and financing activities is as follows
Capital lease obligations incurred	0	0	220
Fair value of assets acquired at acquisition date:	0	50,927	0
Liabilities assumed at acquisition date:	$ 0	$ 50,927	$ 0